FORM N-23C-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23C-3

1.Investment Company Act File Number: 811-10223

Date of Notification: September 3, 2019

2.Exact name of investment company as specified in registration statement.

VOYA SENIOR INCOME FUND

3.Address of principal executive office:

7337 E. DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, ARIZONA 85258-2034

4.Check one of the following:

A. The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ Huey P. Falgout Jr._____________________

NAME: Huey P. Falgout Jr.

TITLE: Secretary

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Voya® Investment Management

c/o BNY Mellon Investment Servicing (US), Inc. P.O. Box 9772

Providence, RI 02940-9772

Voya Senior Income Fund

Repurchase Offer Notice

September 3, 2019

Dear Voya Senior Income Fund Shareholder:

If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any Repurchase Offer. This notification is a reminder that your Fund has a monthly share repurchase program. The Fund's next monthly offer to repurchase a portion of its outstanding shares will begin on September 9, 2019. The Fund is required to notify you each month to remind you of each Repurchase Offer period.

We extend this monthly repurchase offer to provide liquidity to shareholders because shares of this closed-end interval Fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund's scheduled monthly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from this Fund may result in a sales charge or may be a taxable event; consult your financial representative or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

The Repurchase Offer period begins on September 9, 2019. Please note, this month's Repurchase Request Deadline is September 16, 2019. For informational purposes, on August 27, 2019, the Net Asset Values per share of the Fund were:

Class A......................	11.87
Class C ......................	11.84
Class I .......................	11.83
Class W.....................	11.88

If you wish to sell any of your Fund shares during this tender period, refer to your account statement to determine how your shares are registered:

1.If your shares are held in your own name or in a qualified retirement plan for which BNY Mellon Investment Servicing Trust Company acts as custodian, complete the enclosed Repurchase Request Form and ensure that it is received in good order by Voya Investment Management c/o BNY Mellon Investment Servicing (US), Inc., the Fund's Transfer Agent, at its Providence office by 4 p.m. Eastern Standard Time on September 16, 2019. The Fund currently does not charge a processing fee for handling repurchase requests.

2.If your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee (other than BNY Mellon Investment Servicing Trust Company as mentioned above), you will need to ask your broker- dealer or retirement plan trustee to submit the repurchase request for you. Your financial advisor or broker may charge a transaction fee for that service. Please refer to your Fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details.

You may, of course, elect to keep your Voya Senior Income Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received (in good order) by Voya Investment Management c/o BNY Mellon Investment Servicing (US), Inc., P.O. Box 9772, Providence, RI 02940-9772, the Fund's Transfer Agent, at its office in Providence by 4 p.m. Eastern Standard Time September 16, 2019, the Repurchase Request Deadline.

If you have questions, please call your financial advisor or Voya Investments Distributor, LLC at 1-800-992-0180. This Repurchase Offer Notice can also be found online at  www.voyainvestments.com/sirl.

Sincerely,

Voya Investments, LLC

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Voya Senior Income Fund

Repurchase Offer Notice

Voya Senior Income Fund

REPURCHASE OFFER TERMS

Please refer to the Repurchase Offer Notice to determine the exact date of a particular monthly

Repurchase Request Deadline as well as other important information.

1.THE OFFER. Voya Senior Income Fund (the "Fund") is offering to repurchase for cash up to five percent (5%) of the aggregate of its issued and outstanding Class A, C, I and W shares of beneficial interest ("shares") at a price equal to the respective net asset value ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, the Fund's Prospectus, and the related Repurchase Request Form. Together those documents constitute the "Repurchase Offer". The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of shares. All classes of shares are considered to be a single class for the purposes of allocating repurchases under this Repurchase Offer.

2.REPURCHASE REQUEST DEADLINE. All tenders of shares for repurchase must be received in proper form by BNY Mellon

Investment Servicing (US), Inc., the Fund's Transfer Agent, at its office in Providence by 4 p.m. Eastern Standard Time on the Repurchase Request Deadline. Repurchase Requests submitted to the Transfer Agent must be sent to the addresses specified in this Repurchase Offer.

3.REPURCHASE PRICING DATE. The Net Asset Values of Class A, C, I and W shares for repurchases must be determined no later than 14 days after the Repurchase Request Deadline. However, the Fund intends to determine those Net Asset Values on the Repurchase Request Deadline, if doing so is not likely to result in significant dilution of the prices of the shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase

Request Deadline, there is a risk that the Fund's Net Asset Values per share may fluctuate between those dates.

4.NET ASSET VALUES. You must determine whether to tender shares prior to the Repurchase Request Deadline, but the Net Asset Values at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The Net Asset Values may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different.) The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call Voya Investments Distributor, LLC, at 1-800-992-0180 for the Fund's current Net Asset Value.

5.PAYMENT FOR SHARES REPURCHASED. Payment for all shares repurchased pursuant to this Repurchase Offer will be made in cash no later than 7 days after the Repurchase Pricing Date.

6.INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all shares tendered by shareholders who own fewer than 100 shares and tender all their shares for repurchase in this Repurchase Offer, before prorating the shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

7.WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of shares tendered for Repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8.SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

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Voya Senior Income Fund

Repurchase Offer Notice

(A)for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(B)for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C)for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(D)if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund's shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

9.TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of shares pursuant to the Repurchase Offer (including an exchange for shares of another Voya fund) will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is "substantially disproportionate" with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's basis in the shares. In addition, if any amounts received are treated as a dividend totendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10.EARLY WITHDRAWAL CHARGES ("EWCs"). The Fund does not currently charge a special handling or processing fee for repurchases. However, if you tender for repurchase Class C shares that are subject to EWCs as described in the Fund's Prospectus, and if those shares are repurchased by the Fund, the applicable EWC will be deducted from the proceeds of the repurchase of your shares. If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. If you ask the Fund to repurchase a sufficient number of shares to provide you with proceeds of a specific dollar amount, and if some or all of those shares are subject to EWCs, then (assuming your request is not subject to pro-ration) the Fund will repurchase a sufficient number of shares to pay the net proceeds you have requested and enough additional shares to pay the applicable EWC. To keep your EWC as low as possible, each time you offer your shares for repurchase, the Fund will first repurchase shares in your account that are not subject to an EWC and then will repurchase shares that have the lowest EWC. If you claim entitlement to a waiver or reduction of EWCs based upon the terms of the Fund's current Prospectus, you must identify the basis of that entitlement to the Transfer Agent in written instructions submitted as part of your Repurchase Request Form.

11.PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of

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Repurchase Offer Notice

repurchase requests for shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of shares, whether in general or with respect to any particular shares or shareholder(s). The Fund's interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, BNY Mellon Investment Servicing (US), Inc., Voya Investments, LLC (the Fund's investment adviser) or Voya Investments Distributor, LLC (the Fund's distributor) nor any other person is or will be obligated to give notice of any defects orirregularities in repurchase requests tendered, nor shall any of them incurany liability forfailure togive any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund's Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund's current Net Asset Values per share and other information about this Repurchase Offer, or for a copy of the Fund's Prospectus, call Voya Investments Distributor, LLC at 1-800-992-0180 or contact your financial advisor.

The prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

Principal Risks: This closed-end interval Fund may invest in below investment grade senior loans. Investment in the Fund involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing the rights under the terms of the senior loans. Senior secured loans are subject to differing types of levels of risk, including credit and interest rate risk.

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Voya™ Senior Income Fund Repurchase Request Form

Use this Repurchase Request Form only if your shares are registered in your name with the Fund (please check your account statement). If your shares are held for you by your broker-dealer, retirement plan trustee, or other fiduciary, you must contact them to have them submit a Repurchase Request Form on your behalf.

•To the Voya Senior Income Fund: I/we hereby tender the Voya Senior Income Fund shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this monthly Repurchase Offer. I/we understand that if any shares repur- chased are subject to an Early Withdrawal Charge, that charge will be deducted from the proceeds of my repurchased shares.

Please Use Blue or Black InkPlease Print Clearly in BLOCK CAPITAL LETTERS

1 Account Information	□		□
		Class A shares		Class C shares
	□		□
		Class I shares		Class W shares
Voya Senior Income Fund Account Number

Name(s) of Registered Shareholders (Please fill in EXACTLY as listed on your Voya Senior Income Fund account statement)

_____________________________________________________	_ _____________________________
Name	Daytime Telephone Number
_____________________________________________________	_ _____________________________
Name	Daytime Telephone Number

2Shares to be Tendered for Repurchase (Please fill in all applicable information. Please check only one box.)

□	Partial Tender of Shares . . . . . Please repurchase ____________________ shares from my account. Please Note! An Early Withdrawal Charge may apply.
□		(number of shares)
□	Full Tender of All Shares. . . . . Please repurchase all shares from my account. Please Note! An Early Withdrawal Charge may apply.
Partial Tender - Dollar Amount. . .Please repurchase enough of my shares so that I will receive $____________________________________________________
(If an Early Withdrawal Charge applies, enough shares will be repurchased to provide the net proceeds requested.)
□	Full Exchange Option	Please repurchase all shares from my account and exchange like shares into the Voya _________________________________

_________________________________________ Fund. By checking this option, you certify that you have already received a
□	current prospectus of that Fund. If there are multiple funds receiving proceeds, please provide additional documentation.
Partial Exchange Option. . . . . Please repurchase ____________ shares OR Please repurchase $ __________________________________________ from my account and exchange like shares into the Voya __________________________________________________________ Fund.
By checking this option, you certify that you have already received a current prospectus of that Fund. If there are multiple funds receiving proceeds, please provide additional documentation.
I am entitled to a waiver of the Early Withdrawal Charge (state basis using categories identified in the Prospectus. You must provide this information with this request or
□ the full Early Withdrawal Charge will be deducted):

_ _________________________________________________________________________________________________________________________________

_ _________________________________________________________________________________________________________________________________

If you selected either one of the exchange options, DO NOT complete section 3. Go directly to section 4.

3Excess Contribution Election

Amount of excess: $_____________________ Tax year for which excess contribution was made:________________ Date Deposited:_____________

Earnings will be removed with the excess contribution if corrected before your federal income tax-return due date (including extensions), pursuant to Internal Rev- enue Code Section 408(d)(4) and Internal Revenue Service ("IRS") Publication 590. You may be subject to an IRS penalty of 6% for each year the excess remains in the account. In addition, the IRS may impose a 10% early distribution penalty on the earnings, if you are under age 59½. You will receive IRS Form 1099-R for the year in which the excess distribution takes place (not for the year in which the excess contribution was made). Consult IRS Publication 590 for more information pertaining to excess contributions. If you are subject to a federal penalty tax due to an excess contribution, you must file IRS Form 5329.

For the purpose of the excess contribution, we will calculate the net income attributable ("NIA") to the contribution using the method provided in the IRS Final Regulations for Earnings Calculation for Returned or Recharacterized Contributions This method calculates the NIA based on the actual earnings and losses of the IRA during the time it held the excess contribution. Please note that a negative NIA is permitted and, if applicable, will be deducted from the amount of the excess contribution.

A.The excess is being corrected before your federal income tax-filing deadline (including extensions):

□Remove excess plus/minus net income attributable. Distribute according to my instructions in section 5 (Payment and Delivery Instructions).

□Remove excess plus/minus net income attributable. Re-deposit as a current year contribution (not to exceed annual IRA contribution limit).

Continue section 3 on page 2

3 Excess Contribution Election (Continued from page 1)

B. The excess is being corrected after your federal income tax-filing deadline (including extensions). Earnings on the excess contribution will remain in the account.

□ Remove excess and distribute according to my instructions in section 5 (Payment and Delivery Instructions). □ Remove excess and re-deposit as a current year contribution (not to exceed annual IRA contribution limit).

C. Redesignating an excess contribution to a later tax year. Please consult a tax advisor to review your specific situation and to determine your best course of action. If you should decide to carry over the excess contribution to a later year, DO NOT RETURN THIS FORM.

4 Retirement Accounts		□ SEP IRA □ Roth IRA - (Proceed to Section 5 - B or C)
Type Of Account:	□ Traditional / Rollover IRA

Note: For trustee to trustee transfers, please complete the appropriate receiving custodian's trustee to trustee transfer form. This form is not intended to facilitate a beneficiary/inherited IRA transfer due to death. For revocations, refer to the Traditional and Roth Individual Retirement Account (IRA) Combined Disclosure Statement for instructions and information regarding your revocation rights. All required documentation must be received in good order before the distribution request can be honored. All legal documents must be certified and a Medallion Signature Guarantee may be required. Please see the Participant Authorization Section for an explanation of the Medallion Signature Guarantee.

Reason For Distribution

A.From A Traditional, Rollover Or SEP IRA

The distribution is being made for the following reason (check one):

□1. Normal distribution - You are age 59½ or older.

□2. Early (premature) distribution - You are under age 59½, including distributions due to medical expenses, health insurance premiums for unemployed shareholders, higher education expenses, first time home buyer expenses, or other reasons.

□3. Substantially equal periodic payments within the meaning of section 72(t) of the Internal Revenue Code.

□4. Death/Beneficiary liquidation - If you are a beneficiary, contact Shareholder Services regarding additional document requirements.

□5. Permanent disability - You certify that you are disabled within the meaning of section 72(m)(7) of the Internal Revenue Code.*

□6. Transfer incident due to divorce or legal separation - Contact Shareholder Services regarding additional document requirements.

□7. Removal of excess - You must complete Section 3 (Excess Contribution Election) in its entirety.

□8. Direct rollover to a Qualified Plan, 401(k), TSP or 403(b) - You are certifying that the receiving custodian will accept the IRA assets issued.

□9. Qualified Reservist Distribution

*For purposes of section 72(m)(7), an individual shall be considered to be disabled if he is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.

B. Qualified Distribution From A Roth IRA	□
This Roth IRA distribution satisfies the 5-year holding period requirement:		Yes (If "No", proceed to Section C)

□1. You are age 59½ or older.

□2. Death/Beneficiary liquidation - If you are a beneficiary, contact Shareholder Services regarding additional document requirements.

□3. Permanent disability - You certify that you are disabled within the meaning of section 72(m)(7) of the Internal Revenue Code.*The distribution is being made for the following reason (check one):

Note: Distributions not meeting the 5-year required period and for all other reasons not listed above are considered non-qualified.

C.Non-Qualified Distribution From A Roth IRA

The distribution is being made for the following reason (check one):

□1. Normal distribution (prior to the 5-year holding requirement) - You are age 59½ or older.

□2. Early (premature) distribution - You are under age 59½, including distributions due to medical expenses, health insurance premiums for unemployed shareholders, higher education expenses, first time home buyer expenses, or other reasons.

□3. Substantially equal periodic payments within the meaning of section 72(t) of the Internal Revenue Code.

□4. Death/Beneficiary liquidation - If you are a beneficiary, contact Shareholder Services regarding additional document requirements.

□5. Permanent disability - You certify that you are disabled within the meaning of section 72(m)(7) of the Internal Revenue Code.*

□6. Transfer incident to divorce or legal separation - contact Shareholder Services regarding additional document requirements.

□7. Removal of excess - You must complete Section 3 (Excess Contribution Election) in its entirety.

□8. Qualified Reservist Distribution

5Tax Withholding Election - Only available on retirement account redemptions

Federal Withholding

Federal income tax will be withheld at the rate of 10% from any distribution, subject to the IRS withholding rules, unless you elect or have previously elected out of withholding. Tax will be withheld on the gross amount of the payment even though you may be receiving amounts that are not subject to withholding because they are excluded from gross income. This withholding procedure may result in excess withholding on the payments. If you elect to have no federal taxes withheld from your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. If you are completing this form, your below election will remain in effect until such time as you make a different election in writing to the Custodian.

Please select one of the following:

□I elect NOT to have federal income tax withheld. (This option is only available for accounts registered with an address in the United States.)

□Withhold 10% federal income tax

□Withhold __________% federal income tax (must be more than 10%)

6Payment and Delivery Instructions

Unless you have elected to exchange your shares to another Voya fund, a check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account. Alternate payment methods require your signature to be guaran-

□teed. If alternate payment and/or delivery is required, please provide instructions below.

Please make the check payable to the registration and address of record. □ Please make the check payable to:

_________________________________________________________	____________	_________________________________________________________
First Name	M.I.	Last Name

______________________________________________________________________________________________________________________________________

Street Address

_________________________________________________________________________ _____________________ _________________________________

City	□		□	State	Zip
Please check one:		Mail to my bank		Forward electronically to my bank via Automatic Clearing House (ACH)*

_ ____________________________________________________________________________________					____________________________________________
Bank Name					Bank Phone Number

_ ____________________________________________________________________________________________________________________________________

Bank Address
_ ____________________________________________________________________________________		_ __________	______________________________
City		State	Zip
_ ______________________________________________________________	_ _________________________________________________________________
Bank ABA Number (for electronic requests)	Bank Account Number
_ ______________________________________________________________	_ _________________________________________________________________
Name(s) on Account

*Please attach a voided check for the bank account. Payment via the ACH system should be received at your bank 2 business days after the transaction occurs.

7Certification and Signature

___________________________________________________________	Or	________________________________________________________________
Social Security Number		Taxpayer Identification Number

Under penalty of perjury, I certify that

(1)the number set forth above is my correct Social Security Number or Taxpayer Identification Number, and

(2)I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

You must strike out the language in (2) above if you have been notified that you are subject to backup withholding and you have not received a subsequent notice from the IRS that backup withholding has been terminated.

Signature(s) of Owner(s): Please sign exactly as your name appears in your account. All owners of joint accounts must sign this form.

______________________________________________________________________________________	_ __________	_________	__________________
Signature of Owner	Month	Day	Year
______________________________________________________________________________________	_ __________	_________	__________________
Signature of Joint Owner	Month	Day	Year

Also provide your title and submit evidence of your authority in a form satisfactory to the Fund if the shares are held in the name of a trustee, executor, guardian, corporation or other representative capacity.

Signature Guarantee:	Each signature must be guaranteed by a bank, broker-
dealer, savings and loan association, credit union,
national securities exchange or any other "eligible guar-
antor institution" as defined in rules adopted by the Se-
curities and Exchange Commission. Signatures may also
be guaranteed with a medallion stamp of the STAMP
program or the NYSE Medallion Signature Program,
provided that the amount of the transaction does not
exceed the relevant surety coverage of the medallion.
A signature guarantee may NOT be obtained through a
(Please place Signature Guarantee stamp here)	notary public.

All signatures must be guaranteed unless ALL of the following conditions apply:

•This Repurchase Request Form is signed by all registered holder(s) of the shares, AND

•There is no change of registration for any shares you will continue to hold, AND

•The payment is to be sent to the registered holder(s) of the shares at the address shown in the registration section of your account statement (provided no address changes have been made within the past 30 days) AND

•The proceeds will be $10,000,000 or less

If you have any questions about this form, call Voya Investments Distributor, LLC at 1-800-992-0180. This form must be RECEIVED by BNY Mellon Investment Servicing (US), Inc. no later than 4 p.m. Eastern Standard Time on the last day of the current tender period (the Repurchase Request Deadline). Repurchase Requests received by BNY Mellon Investment Servicing (US), Inc. cannot be revoked after the Repurchase Request Deadline. Any request received outside of an active tender period or requests for future tender periods will be returned.

Voya Shareholder Services - (800) 992-0180

8Mailing Instructions

Please mail completed form to:

Regular Mail:

Voya Investment Management

c/o BNY Mellon Investment Servicing (US), Inc. P.O. Box 9772

Providence, RI 02940-9772

Overnight Mail:

Voya Investment Management

c/o BNY Mellon Investment Servicing (US), Inc. 4400 Computer Drive

Westborough, MA 01581

Voya Senior Income Redemption form v4 052517